Schedule of other financial assets, Non-current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, Non-current	$ 1,062	₨ 90,714	₨ 24,039
Security deposits [member]
IfrsStatementLineItems [Line Items]
Other financial assets, Non-current		₨ 90,714	₨ 24,039